GAMING SUBCONCESSION, NET - Schedule of Gaming Subconcession, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Deemed cost	$ 900,000	$ 900,000
Less: accumulated amortization	(472,206)	(414,969)
Gaming subconcession, net	$ 427,794	$ 485,031